Note 11 - Stock Options - Assumptions Used to Determine Fair Value (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Risk free interest rate	1.00%	1.50%
Expected life of options (years)	5
Expected volatility	103.00%
Expected dividend yield
Weighted average fair value of options granted during the period (in CAD per share)	$ 4.01	$ 0.94
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	5.11	1.30
Grant date share price (in CAD per share)	5.11	$ 1.30
Expected life of options (years)		2.5
Expected volatility		100.00%
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	5.19	$ 1.38
Grant date share price (in CAD per share)	$ 5.19	$ 1.38
Expected life of options (years)	10	5
Expected volatility		114.00%